ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
ACCOUNTING POLICY
ACCOUNTING POLICIES

 1.  ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. Where an accounting policy is specific to a note, the policy is described in the note which it relates to. These policies have been consistently applied to all the periods presented.

1.1  REPORTING ENTITY

Sibanye Gold Limited, trading as Sibanye-Stillwater (Sibanye-Stillwater or the Group), an independent, global, precious metals mining company, produces a mix of metals that includes gold and platinum group metals (PGMs). Domiciled in South Africa, Sibanye-Stillwater currently owns and operates a portfolio of high-quality operations and projects, which are grouped into two regions: the Southern Africa (SA) region and the United States (US) region.

The SA region houses the gold and PGM operations and projects located in South Africa and Zimbabwe. The underground and surface gold mining operations in South Africa are the Driefontein and Kloof operations in the West Witwatersrand (West Wits) region of Gauteng, and the Beatrix operation in the southern Free State. Sibanye-Stillwater also owns and manages significant gold extraction and processing facilities where ore is treated and beneficiated to produce gold doré. In addition, several organic projects currently underway are aimed at sustaining these gold mining operations into the long term. The PGM assets in the SA region are Kroondal (50%), the Rustenburg operations and the tailings retreatment entity, Platinum Mile (91.7%) in North West Province, and Mimosa (50%) in Zimbabwe.

The US region houses the PGM operations and projects located in the US, Canada and Argentina. These include the East Boulder and Stillwater mining operations and the Blitz project in Montana, in the US, and two exploration-stage projects, Marathon, a PGM-copper porphyry in Ontario, Canada, and Altar, a copper-gold property in San Juan, Argentina. The assets in this region also include the Columbus Metallurgical complex in Montana. This complex houses the concentrator and smelter facilities as well as a base metal refinery which produces a PGM-rich filter cake that is further refined by a third-party precious metal refinery. These processing and metallurgical facilities are also used to process recycled material such as spent autocatalytic convertors and petroleum refinery catalysts.

1.2  BASIS OF PREPARATION

The consolidated financial statements for the year ended 31 December 2017 have been prepared on a going concern basis in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board, the South African Institute of Chartered Accountants Financial Reporting Guides issued by the Accounting Practices Committee and Financial Reporting Pronouncements issued by the Financial Reporting Standards Council, as well as the requirements of the South African Companies Act and JSE Listings Requirements. The consolidated annual financial statements have been prepared under the historical cost convention, except for financial assets and financial liabilities (including derivative instruments) which are measured at fair value through profit or loss or through the mark to market reserve in equity.

STANDARDS, INTERPRETATIONS AND AMENDMENTS TO PUBLISHED STANDARDS EFFECTIVE FOR THE YEAR ENDED 31 DECEMBER 2017

During the financial year, the following new and revised accounting standards and amendments to standards became effective and had no significant impact on the Group’s financial statements:

Pronouncement	Details of amendments	Effective date
IFRS 12 Disclosure of Interests in Other Entities (Amendment)

Annual Improvements 2014-2016 Cycle

Clarification of the scope of IFRS 12 with respect to interests in entities classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

1 January 2017
IAS 7 Statement of Cash Flows (Amendment)	Disclosure Initiative Amendments requiring entities to disclose information about changes in their financing liabilities.	1 January 2017
IAS 12 Income Taxes (Amendment)

Recognition of Deferred Tax Assets for Unrealised Losses

Narrow-scope amendment to clarify the requirements on recognition of deferred tax assets for unrealised losses on debt instruments measured at fair value.

1 January 2017

STANDARDS, INTERPRETATIONS AND AMENDMENTS TO PUBLISHED STANDARDS WHICH ARE NOT YET EFFECTIVE

Certain new standards, amendments and interpretations to existing standards have been published that apply to the Group’s accounting periods beginning on or after 1 January 2018 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments and estimated impact	Effective date[1]
IFRS 2 Share-based payment (Amendment)[2]

Classification and Measurement of Share-based Payment Transactions:

A collection of three distinct narrow-scope amendments dealing with classification and measurement of share-based payments. The amendments address:

• The effects of vesting conditions on the measurement of a cash-settled share-based payment;

• The accounting requirements for a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled; and

• The classification of share-based payment transactions with net settlement features.

1 January 2018
IFRS 3 Business Combinations (Amendment)[2]	Annual Improvements 2015-2017 Cycle Clarification that when an entity obtains control of a business that is a joint operation, it is required to remeasure previously held interests in that business.	1 January 2019
IFRS 9 Financial Instruments (New standard)

IFRS 9 arises from a three-part project to replace IAS 39 Financial Instruments: Recognition and Measurement.

IFRS 9 addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting, and a new impairment model for financial assets.

The Group performed an assessment of the impact of adoption of IFRS 9 calculated that it had no significant impact on its statement of financial position.

The new standard also introduces expanded disclosure requirements and changes in presentation. These will change the nature and extent of the Group’s disclosures about its financial instruments which will be provided in the financial statements for the year ending 31 December 2018.

1 January 2018
IFRS 9 Financial instruments (Amendment)

Prepayment Features with Negative Compensation

The narrow-scope amendment allows companies to measure particular prepayable financial assets with negative compensation at amortised cost or at fair value through other comprehensive income if a specified condition is met.

1 January 2019
IFRS 11 Disclosure of Interest in Other Entities (Amendment)[2]

Annual Improvements 2015-2017 Cycle

Clarification that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

1 January 2019
IFRS 15 Revenue from Contracts with Customers (New standard)

IFRS 15 will supersede the current revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and the related interpretation when it becomes effective. IFRS 15 establishes a single comprehensive five-step model to account for revenue arising from contracts with customers and is based on the core principle that revenue is recognised when control of a good or service transfers to a customer.

The Group assessed the “new” recognition of its gold, PGM and chrome sales. There will not be any adjustment as of 1 January 2018 due to the transition to IFRS 15.

1 January 2018
IFRS 16 Leases (New standard)

IFRS 16 replaces the previous lead standard IAS 17 Leases and related interpretations. IFRS 16 has one model for lessees which will result in almost all leases being recognised on balance sheet as the distinction between operating and finance leases is removed. The only exceptions are short-term and low-value leases. At the commencement date of a lease, a lessee will recognise a liability to make lease payments (i.e. the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e. the right-of-use asset).

Lessees also will be required to remeasure the lease liability upon the occurrence of certain events (e.g. a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognise the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

In 2017, the Group assembled a project team to begin the process of assessing the impact of the leases standard. The project team has developed its project plan, established a steering committee, identified key stakeholders, high level education sessions have been completed and the process has begun to gather more information (through the use of interviews and questionnaires) with respect to the population of procurement contracts that will need to be assessed in light of the new requirements. In 2018, the Group plans to continue to assess the potential effect of IFRS 16 on its consolidated financial statements.

An area of specific focus already identified relates to certain service contracts which may fall in the scope of IFRS 16.

The Group does not intend to adopt IFRS 16 before the effective date.

1 January 2019
IAS 12 Income Taxes (Amendment)[2]	Annual Improvements 2015-2017 Cycle Clarification that all income tax consequences of dividends should be recognised in profit or loss, regardless how the tax arises.	1 January 2019
IAS 19 Employee Benefits (Amendment)[2]

Plan Amendment, Curtailment or Settlement

The amendments require an entity to use the updated assumptions from a remeasurement net defined benefit liability or asset resulting from a plan amendment, curtailment or settlement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan.

1 January 2019
IAS 23 Borrowing Costs (Amendment) [2]

Annual Improvements 2015-2017 Cycle

The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

1 January 2019
IAS 28 Investments in Associates and Joint Ventures (Amendment)[2]

Annual Improvements 2014-2016 Cycle

Clarification that a venture capital organisation, or a mutual fund, unit trust and similar entities may elect, at initial recognition, to measure investments in an associate or joint venture at fair value through profit or loss separately for each associate or joint venture.

1 January 2018
IAS 28 Investments in Associates and Joint Ventures (Amendment)[2]

Long-term interest in Associates and Joint Ventures

Clarification provided that an entity should apply IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

1 January 2019
IFRIC 22 Foreign Currency Transactions and Advance Consideration[2]	This interpretation addresses the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency.	1 January 2018
IFRIC 23 Uncertainty over Income Tax Treatments	The interpretation specifies how an entity should reflect the effects of uncertainties in accounting for income taxes.	1 January 2019

[1] Effective date refers to annual period beginning on or after said date

2 No impact

SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

Use of estimates: The preparation of the financial statements requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases valuation techniques. Actual results could differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to Mineral Reserves (that are the basis of future cash flow estimates and unit-of-production depreciation and amortisation calculations, impairments, and reversal of impairments); revenue recognition; deferred tax; joint arrangements; write-downs of inventory to net realisable value; borrowings; environmental, reclamation and closure obligations; occupational healthcare obligation and contingent liabilities.

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial period are discussed under the relevant note of the item affected.

1.3  CONSOLIDATION

The Sibanye-Stillwater group structure is not presented and can be found in the annual report on Form 20-F (File No. 001-35785), filed by Sibanye-Stillwater with the Securities and Exchange Commission on 30 March 2018.

[1] The non-controlling interests in the statement of changes in equity relates to the attributable share of accumulated profits of the Newshelf 1114 Proprietary Limited (Newshelf 1114) group, Goldfields Technical Security Management Proprietary Limited (GTSM) and Platinum Mile Resources Proprietary Limited (Platinum Mile) (refer to note 23).

[2] Witwatersrand Consolidated Gold Resources Proprietary Limited (Wits Gold) has ceded and pledged its shares in K2013164354 Proprietary Limited (K2013) (a dormant entity) and K2013 has ceded and pledged it shares in Sibanye Gold Eastern Operations Proprietary Limited (SGEO) in favour of the lenders of the Burnstone Debt (refer to note 24.6).

[3] Rand Uranium Proprietary Limited (Rand Uranium) and Ezulwini Mining Company Proprietary Limited (Ezulwini) together own a number of underground and surface mining operations. These operations report to the Group’s chief operating decision maker (the Executive Committee) as a separate segment, namely Cooke.

4 In terms of the Aquarius Transaction (refer to note 13.3) Sibanye-Stillwater acquired all of the shares in Aquarius Platinum Limited (Aquarius), and Sibanye Platinum Bermuda Proprietary Limited and Aquarius were amalgamated. Aquarius’ ownership in its subsidiaries remained unchanged.

5 In terms of the Rustenburg operations Transaction (refer to note 13.2) a 26% stake in Sibanye Rustenburg Platinum Mines Proprietary Limited (SRPM) was acquired through Newshelf 1335 Proprietary Limited (BBBEE SPV). The shareholders of BBBEE SPV are Rustenburg Mine Employees Trust (30.4%), Rustenburg Mine Community Development Trust (24.8%) Bakgatla-Ba-Kgafela Investment Holdings (24.8%) and Siyanda Resources Proprietary Limited (20.0%). The Rustenburg Mine Employees Trust and the Rustenburg Mine Community Development Trust are controlled and consolidated by Sibanye-Stillwater.

[6] The Group has no current or contractual obligation to provide financial support to any of its structured entities.

SUBSIDIARIES

Subsidiaries are all entities over which the Group exercises control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is obtained by the Group until the date on which control ceases.

Inter-company transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

TRANSACTIONS WITH SHAREHOLDERS OF SIBANYE-STILLWATER

Transactions with owners in the capacity as equity participants are not recognised in profit or loss, but instead are recognised in equity with a corresponding change in assets or liabilities.

1.4  FOREIGN CURRENCIES

FUNCTIONAL AND PRESENTATION CURRENCY

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African rand, which is the Group’s presentation currency.

TRANSACTIONS AND BALANCES

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities are translated into the functional currency at each reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.

FOREIGN OPERATIONS

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•

Assets and liabilities are translated at the exchange rate ruling at the reporting date. Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year, unless this average was not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items were translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences will be recognised in profit or loss upon realisation of the underlying operation.

•

On consolidation, exchange differences arising from the translation of the net investment in foreign operations (i.e. the reporting entity’s interest in the net assets of that operation), and of borrowings and other currency instruments designated as hedges of such investments, are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to non-controlling interests. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

•

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate.

1.5  COMPARATIVES

Where necessary comparative periods may be adjusted to conform to changes in presentation.

During 2017, the effective date tax valuation was finalised by the Department of Mineral Resources (DMR) and the South African Revenue Services resulting in an increase of R249.4 million in the deferred tax liabilities recognised on acquisition of the Rustenburg operations (refer to note 13.2) and a corresponding decrease in the gain on bargain purchase. The valuation also had an impacted on the deductibility of expenses and taxability of income for the two months ended 31 December 2016, resulting in a decrease of R41.1 million in deferred tax and an increase of R20.0 million in royalties (refer to note 9.1 and 9.2). The consolidated financial statements for the year ended 31 December 2016 (comparatives) have been revised retrospectively in terms of IFRS 3 to reflect the adjustment of initial accounting.

On 14 June 2017, Sibanye-Stillwater raised capital of R12,962.5 million from a rights issue (refer to note 22), when 1,195,787,294 ordinary shares were issued with 9 new ordinary shares issued for every 7 existing ordinary share held. The earnings per share (EPS) calculations have been adjusted retrospectively as required by IAS 33 Earnings per Share. For the calculation of the EPS, the number of shares held prior to 14 June 2017 has been adjusted by a factor of 1.53 to reflect the bonus element of the rights issue.

On 29 August 2017 and 21 February 2018, the Board approved capitalisation issues in the form of 2 (two) and 4 (four) ordinary shares, respectively, for every 100 ordinary shares held. The EPS calculations have been adjusted retrospectively as required by IAS 33.

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